Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.44%)	2.24%
Net Unrealized Appreciation/(Depreciation)	$ (2,407,767)	$ 3,487,795
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.40%	1.50%
Net Unrealized Appreciation/(Depreciation)	$ 678,812	$ 2,342,224
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.84%)	0.74%
Net Unrealized Appreciation/(Depreciation)	$ (3,086,579)	$ 1,145,571
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.83%	1.60%
Net Unrealized Appreciation/(Depreciation)	$ 3,066,740	$ 2,489,961
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.22%	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 2,040,077	$ 41,988
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (4,300)	$ (1,890)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.91%)	0.98%
Net Unrealized Appreciation/(Depreciation)	$ (1,518,851)	$ 1,544,083
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 3,078
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 93,844
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.97%)
Net Unrealized Appreciation/(Depreciation)	$ (1,615,773)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 1,000
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.23%	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 2,060,486	$ 90,747
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 70,260	$ (6,425)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.25%	0.53%
Net Unrealized Appreciation/(Depreciation)	$ 419,068	$ 820,458
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.27%	(0.30%)
Net Unrealized Appreciation/(Depreciation)	$ 449,153	$ (471,630)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.43%)	(0.10%)
Net Unrealized Appreciation/(Depreciation)	$ (2,387,928)	$ (147,737)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.13%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ (217,090)	$ (68,750)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 49,145	$ 22,555
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.11%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 176,326	$ (21,626)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (5,240)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.33%)	0.09%
Net Unrealized Appreciation/(Depreciation)	$ (2,202,248)	$ 138,538
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (48,899)	$ (4,838)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.08%)	(0.15%)
Net Unrealized Appreciation/(Depreciation)	$ (139,922)	$ (213,616)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(2.11%)	1.04%
Net Unrealized Appreciation/(Depreciation)	$ (3,535,732)	$ 1,617,201